Offerings - Offering: 1	Apr. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	14,261,683
Maximum Aggregate Offering Price	$ 1,953,222,397.86
Fee Rate	0.01381%
Amount of Registration Fee	$ 269,740.01
Offering Note

1
The amount registered represents the maximum number of shares of the registrant’s common stock estimated to be issuable upon the completion of the mergers described in the registration statement, based on (a) the sum of (i) 14,531,897 shares of UniFirst Corporation (“UniFirst”) common stock, par value $0.10 per share (“UniFirst Common Stock”), outstanding as of April 16, 2026, plus (ii) 3,551,265 shares of UniFirst class B common stock, par value $0.10 per share (“UniFirst Class B Common Stock,” and together with UniFirst Common Stock, “UniFirst Stock”), outstanding as of April 16, 2026, plus (iii) 145,202 shares of UniFirst Common Stock issuable in respect of UniFirst restricted stock units and performance stock units awards outstanding as of April 16, 2026, plus (iv) 245,318 shares of UniFirst Common Stock issuable in respect of UniFirst stock appreciation rights awards outstanding as of April 16, 2026 (the number of shares of UniFirst Stock represented by such sum, the “Estimated UniFirst Shares”), multiplied by (b) the exchange ratio of 0.7720 shares of common stock, no par value, of Cintas Corporation for each share of UniFirst Stock.

2
The maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933 and calculated pursuant to Rule 457(f)(1), Rule 457(f)(3) and Rule 457(c) under the Securities Act of 1933 as (a) (i) $260.73, the average of the high and low prices per share of UniFirst Common Stock on April 16, 2026, as reported on the New York Stock Exchange, multiplied by (ii) the Estimated UniFirst Shares, minus (b) $2,863,420,710 the estimated minimum amount of cash to be paid in respect of the Estimated UniFirst Shares in the mergers.